Notes Receivable	12 Months Ended
Jun. 30, 2025
Notes Receivable [Abstract]
NOTES RECEIVABLE

Note 4 — NOTES RECEIVABLE

The balances of notes receivable were $nil and $1,885,183 as of June 30, 2025, and 2024, respectively. As of June 30, 2025, the balance of notes receivable discounted and endorsed but not yet matured were $81,047,591 (approximately RMB 581 million) and $4,521,445 (approximately RMB 32million).